SEGMENT INFORMATION - Major Customers and Segment Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of major customers
Revenue	$ 8,043	$ 6,530	$ 61,800
UAE | Gaelan
Disclosure of major customers
Revenue	$ 1,000		$ 2,000
Outside the united states
Disclosure of major customers
Revenue		$ 0
Minimum
Disclosure of major customers
Payment Terms For Customers	31 days
Maximum
Disclosure of major customers
Payment Terms For Customers	68 days
Customer A
Disclosure of major customers
Percentage of revenue	36.00%	30.00%	32.00%
Customer B
Disclosure of major customers
Percentage of revenue	22.00%	28.00%	30.00%
Customer C
Disclosure of major customers
Percentage of revenue	30.00%	37.00%	33.00%